Selling and Distribution	12 Months Ended
Dec. 31, 2012
Selling and Distribution [Abstract]
Selling and Distribution
19.   Selling and Distribution:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2010	2011	2012

Salaries	51,223	63,247	65,584
Depreciation	18,774	17,994	18,896
Vessel hire charges	8,430	13,493	16,535
Amortization of dry-docking costs	5,805	7,112	7,046
Vessel operating expenses	36,663	39,198	38,214
Bunkers consumption	23,249	32,709	35,788
Storage costs	4,803	7,052	7,821
Broker commissions	3,524	4,053	5,032
Provision for doubtful accounts	(447)	61	2,919
Other	3,388	7,927	12,401
Selling and Distribution expenses	155,412	192,846	210,236